Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Value ETF
October 31, 2024
CVE-NPRT1-1224
1.9911033.100
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 2.1%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Canadian Natural Resources Ltd	3,042	103,450
Cenovus Energy Inc	1,277	20,535
		123,985
Materials - 0.0%
Paper & Forest Products - 0.0%
Interfor Corp (a)	218	3,005
TOTAL CANADA		126,990
FRANCE - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Capgemini SE	364	63,034
SPAIN - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (b)(c)	1,496	54,839
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	236	44,967
UNITED KINGDOM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC ADR	873	62,114
UNITED STATES - 93.9%
Communication Services - 3.0%
Interactive Media & Services - 0.2%
ZoomInfo Technologies Inc (a)	1,188	13,126
Media - 2.8%
Comcast Corp Class A	3,554	155,204
Nexstar Media Group Inc	71	12,490
		167,694
TOTAL COMMUNICATION SERVICES		180,820

Consumer Discretionary - 3.3%
Automobile Components - 0.3%
Aptiv PLC (a)	356	20,231
Automobiles - 0.3%
Harley-Davidson Inc	512	16,358
Diversified Consumer Services - 0.1%
H&R Block Inc	76	4,539
Household Durables - 0.6%
Tempur Sealy International Inc	808	38,712
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	90	4,437
Specialty Retail - 1.7%
Lithia Motors Inc Class A	96	31,908
Lowe's Cos Inc	146	38,228
Signet Jewelers Ltd	156	14,302
Upbound Group Inc	434	12,690
		97,128
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (a)	89	1,757
Tapestry Inc	257	12,195
		13,952
TOTAL CONSUMER DISCRETIONARY		195,357

Consumer Staples - 8.9%
Beverages - 1.4%
Coca-Cola Co/The	541	35,332
Keurig Dr Pepper Inc	1,481	48,799
		84,131
Consumer Staples Distribution & Retail - 1.8%
US Foods Holding Corp (a)	1,739	107,209
Food Products - 1.9%
Bunge Global SA	41	3,445
Darling Ingredients Inc (a)	490	19,164
JM Smucker Co	667	75,711
Lamb Weston Holdings Inc	204	15,849
		114,169
Personal Care Products - 2.1%
Kenvue Inc	5,358	122,859
Tobacco - 1.7%
Philip Morris International Inc	774	102,710
TOTAL CONSUMER STAPLES		531,078

Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Antero Resources Corp (a)	129	3,339
Cheniere Energy Inc	53	10,143
Exxon Mobil Corp	2,333	272,448
Phillips 66	50	6,091
Shell PLC ADR	1,733	117,064
Targa Resources Corp	390	65,114
		474,199
Financials - 20.0%
Banks - 7.1%
Bank of America Corp	3,362	140,599
East West Bancorp Inc	94	9,164
First Citizens BancShares Inc/NC Class A	6	11,624
JPMorgan Chase & Co	240	53,261
KeyCorp	2,060	35,535
Wells Fargo & Co	2,665	173,012
		423,195
Capital Markets - 1.6%
Ameriprise Financial Inc	12	6,123
BGC Group Inc Class A	672	6,297
Blackrock Inc	42	41,203
Carlyle Group Inc/The	222	11,107
Raymond James Financial Inc	228	33,794
		98,524
Consumer Finance - 0.1%
OneMain Holdings Inc	80	3,974
SLM Corp	135	2,973
		6,947
Financial Services - 2.9%
Apollo Global Management Inc	689	98,707
Berkshire Hathaway Inc Class B (a)	110	49,601
Global Payments Inc	195	20,223
WEX Inc (a)	27	4,660
		173,191
Insurance - 8.3%
American Financial Group Inc/OH	419	54,022
Chubb Ltd	224	63,267
Hartford Financial Services Group Inc/The	1,492	164,776
Old Republic International Corp	1,377	48,099
The Travelers Companies, Inc.	643	158,139
		488,303
TOTAL FINANCIALS		1,190,160

Health Care - 13.8%
Biotechnology - 1.4%
Gilead Sciences Inc	973	86,422
Health Care Equipment & Supplies - 0.2%
QuidelOrtho Corp (a)	261	9,931
Health Care Providers & Services - 7.4%
Cencora Inc	229	52,230
Centene Corp (a)	861	53,606
Cigna Group/The	287	90,350
CVS Health Corp	1,265	71,422
Elevance Health Inc	229	92,919
Molina Healthcare Inc (a)	22	7,067
UnitedHealth Group Inc	137	77,337
		444,931
Life Sciences Tools & Services - 0.1%
Fortrea Holdings Inc (a)	277	4,659
Pharmaceuticals - 4.7%
Johnson & Johnson	1,358	217,090
Merck & Co Inc	559	57,197
Royalty Pharma PLC Class A	329	8,883
		283,170
TOTAL HEALTH CARE		829,113

Industrials - 15.1%
Aerospace & Defense - 0.7%
Lockheed Martin Corp	75	40,954
Air Freight & Logistics - 1.6%
FedEx Corp	355	97,217
Building Products - 2.7%
Builders FirstSource Inc (a)	56	9,598
Johnson Controls International plc	1,629	123,071
UFP Industries Inc	218	26,670
		159,339
Commercial Services & Supplies - 0.3%
Brink's Co/The	89	9,148
Vestis Corp	1,095	14,804
		23,952
Construction & Engineering - 0.8%
Fluor Corp (a)	902	47,157
Electrical Equipment - 0.8%
Regal Rexnord Corp	270	44,966
Ground Transportation - 1.6%
U-Haul Holding Co (a)	762	55,877
XPO Inc (a)	320	41,770
		97,647
Machinery - 3.9%
Allison Transmission Holdings Inc	987	105,471
Atmus Filtration Technologies Inc	853	33,216
Gates Industrial Corp PLC (a)	1,309	25,329
Terex Corp	211	10,911
Timken Co/The	723	60,009
		234,936
Professional Services - 1.1%
Concentrix Corp	599	25,463
Genpact Ltd	1,105	42,178
		67,641
Trading Companies & Distributors - 1.6%
GMS Inc (a)	300	26,967
Herc Holdings Inc	127	26,561
Wesco International Inc	207	39,738
		93,266
TOTAL INDUSTRIALS		907,075

Information Technology - 7.8%
Communications Equipment - 4.2%
Ciena Corp (a)	126	8,002
Cisco Systems Inc	4,303	235,675
Lumentum Holdings Inc (a)	148	9,453
		253,130
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd (a)	150	5,200
Jabil Inc	229	28,188
TD SYNNEX Corp	302	34,836
		68,224
IT Services - 1.7%
Amdocs Ltd	537	47,119
GoDaddy Inc Class A (a)	326	54,377
		101,496
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp (a)	167	11,772
Software - 0.6%
Gen Digital Inc	1,180	34,350
TOTAL INFORMATION TECHNOLOGY		468,972

Materials - 4.0%
Chemicals - 1.7%
Chemours Co/The	263	4,776
Corteva Inc	386	23,515
Olin Corp	454	18,628
Westlake Corp	431	56,866
		103,785
Containers & Packaging - 2.1%
Graphic Packaging Holding CO	1,727	48,805
International Paper Co	467	25,937
Smurfit WestRock PLC	878	45,217
		119,959
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	138	13,648
TOTAL MATERIALS		237,392

Real Estate - 4.6%
Health Care REITs - 1.7%
Welltower Inc	751	101,295
Industrial REITs - 1.6%
Prologis Inc	833	94,079
Real Estate Management & Development - 0.3%
Compass Inc Class A (a)	2,983	18,942
Residential REITs - 0.3%
Camden Property Trust	158	18,295
Specialized REITs - 0.7%
Public Storage Operating Co	135	44,423
TOTAL REAL ESTATE		277,034

Utilities - 5.5%
Electric Utilities - 3.2%
Constellation Energy Corp	139	36,551
Edison International	1,254	103,330
PG&E Corp	2,631	53,199
		193,080
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	1,912	31,529
Vistra Corp	366	45,735
		77,264
Multi-Utilities - 1.0%
Sempra	707	58,943
TOTAL UTILITIES		329,287

TOTAL UNITED STATES		5,620,487
TOTAL COMMON STOCKS (Cost $5,650,688)		5,972,431

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $5,650,688)	5,972,431
NET OTHER ASSETS (LIABILITIES) - 0.3%	15,792
NET ASSETS - 100.0%	5,988,223

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $54,839 or 0.9% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,839 or 0.9% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	669,031	669,031	374	-	-	-	0.0%
Total	-	669,031	669,031	374	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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